Segment information (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of assets and liabilities by geographical area
The following chart summarizes noncurrent assets per geographical area:

	As of December 31, 2024	As of December 31, 2023
Argentina	3,128,742	2,122,735
Mexico	51,359	49,364

Total noncurrent assets	3,180,101	2,172,099